Average Annual Total Returns - Arena Strategic Income Fund			12 Months Ended	36 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.81%	9.54%
Performance Inception Date		Dec. 30, 2022
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	4.66%
Performance Inception Date		Dec. 30, 2022
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.25%	10.05%
Performance Inception Date		Dec. 30, 2022
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.11%)	6.28%
Performance Inception Date		Dec. 30, 2022
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.03%	6.18%
Performance Inception Date		Dec. 30, 2022

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.